Note 31 - Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
31	Trade and other payables

	2020	2019	January 1, 2019

Trade payables and accruals	1,897	2,825	2,510
Electricity accrual	735	626	4,054
Audit fee	273	370	239
Shareholders for dividend (Non-controlling interest)	208	364	215
Other payables	1,209	582	475
Connemara North - exploration option	300	–	–
Financial liabilities	4,622	4,767	7,493

Production and management bonus accrual - Blanket Mine	467	1,092	–
Other employee benefits	794	546	669
Leave pay	2,098	1,943	1,889
Accruals	683	–	–
Non-financial liabilities	4,042	3,581	2,558
Total	8,664	8,348	10,051

The Group's exposure to credit and currency risks and impairment losses related to trade and other receivables are disclosed in notes
7
and
33.

The Group voluntarily changed the disclosure policy for lease liabilities to be disclosed separately rather than under Trade and other payables (refer to note
4
(b)(ii)). The new disclosure policy was adopted from
December, 2020
and has been applied retrospectively.